OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of other assets [text block] [Abstract]
Disclosure of prepayments and other assets [text block]
	2019	2018
	£m	£m
Deferred acquisition and origination costs	83	90
Settlement balances	654	743
Other assets and prepayments	3,737	3,742
Total other assets	4,474	4,575